Intangible assets - Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash-generating units information
Percentage increase in designated risk component	0.50%
Percentage decrease in designated risk component	0.50%
Impairment loss recognised in profit or loss, goodwill	€ 899	€ 50	€ 115
CANADA
Cash-generating units information
Impairment loss recognised in profit or loss, goodwill	€ 100
Santander UK plc
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	8.40%
Nominal perpetual growth rate (as a percent)	2.50%
Banco Santander (Brasil) S.A
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	14.60%
Nominal perpetual growth rate (as a percent)	8.30%
Santander Bank, National Association
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	10.10%
Nominal perpetual growth rate (as a percent)	3.70%
Santander Consumer Germany
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	8.60%
Nominal perpetual growth rate (as a percent)	2.50%
Santander Consumer USA Holdings Inc.
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	10.70%
Nominal perpetual growth rate (as a percent)	2.50%
Impairment loss recognised in profit or loss, goodwill	€ 799
Impairment loss, net of tax, goodwill	€ 504
Banco Santander Totta SA
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	10.00%
Nominal perpetual growth rate (as a percent)	2.50%
Santander Consumer Bank AS
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.00%
Nominal perpetual growth rate (as a percent)	2.50%